Investments - Teekay Tankers - Ship-to-Ship Transfer Business - Additional Information (Detail) $ / shares in Units, $ in Thousands, shares in Millions		1 Months Ended	12 Months Ended
	Jul. 31, 2015 vessel $ / shares	Jul. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares
Net Investment Income [Line Items]
Equity method investment, ownership interest			100.00%
Equity income			$ (37,344)	$ 85,639	$ 102,871
Ship-to-Ship Transfer Business (SPT) | Teekay Tankers
Net Investment Income [Line Items]
Purchase price of acquisition		$ 47,300
Number of vessels | vessel	6
Equity method investment, ownership interest					50.00%
Equity income					$ 8,700
Ship-to-Ship Transfer Business (SPT) | Teekay Tankers | Class B
Net Investment Income [Line Items]
Number of common stock issued (in shares) | shares					6.5
Ship-to-Ship Transfer Business (SPT) | Working Capital | Class B
Net Investment Income [Line Items]
Number of common stock issued (in shares) | shares		6.5
Ship-to-Ship Transfer Business (SPT) | Working Capital | Teekay Tankers
Net Investment Income [Line Items]
Purchase price of acquisition		$ 1,800
Ship-to-Ship Transfer Business (SPT) | Working Capital | Teekay Tankers | Class B
Net Investment Income [Line Items]
Shares issued, price per share | $ / shares	$ 6.99	$ 6.99
Ship-to-Ship Transfer Business (SPT) | Aframax Tanker | Teekay Tankers
Net Investment Income [Line Items]
Number of vessels | vessel	1